Segment Information - Schedule of Segment Results (Details) € in Millions	6 Months Ended				12 Months Ended
	Jun. 30, 2024 EUR (€) segment		Jun. 30, 2023 EUR (€)		Dec. 31, 2023 EUR (€)
Disclosure of operating segments [Line Items]
Net sales	€ 21,209		€ 20,187		€ 43,070
Other revenues	1,289		1,358		3,374
Cost of sales	(6,849)		(6,347)		(14,236)
Research and development expenses	(3,423)		(3,193)		(6,728)
Selling and general expenses	(5,260)		(5,182)		(10,692)
Net income attributable to non-controlling interests	€ 17		26		36
Number of operating segments | segment	2
Total
Disclosure of operating segments [Line Items]
Net sales	€ 21,209		20,187		43,070
Other revenues	1,289		1,358		3,374
Cost of sales	(6,830)		(6,342)		(14,216)
Research and development expenses	(3,423)		(3,193)		(6,728)
Selling and general expenses	(5,260)		(5,182)		(10,692)
Other operating income and expenses	(1,393)		(805)		(2,224)
Share of profit/(loss) from investments accounted for using the equity method	75		55		122
Net income attributable to non-controlling interests	(11)		(19)		(36)
Business operating income	5,656		6,059		12,670
Dupixent
Disclosure of operating segments [Line Items]
Net sales	18,378		17,467		37,890
Other revenues	1,257		1,331		3,322
Cost of sales	(5,756)		(5,388)		(12,282)
Research and development expenses	(3,331)		(3,082)		(6,509)
Selling and general expenses	(4,260)		(4,248)		(8,868)
Other operating income and expenses	(1,417)		(897)		(2,387)
Share of profit/(loss) from investments accounted for using the equity method	66		48		101
Net income attributable to non-controlling interests	(6)		(11)		(20)
Business operating income	4,931		5,220		11,247
Other
Disclosure of operating segments [Line Items]
Net sales	0	[1]	0	[2]	0	[3]
Other revenues	0	[1]	0	[2]	0	[3]
Cost of sales	3	[1]	(5)	[2]	(1)	[3]
Research and development expenses	0	[1]	0	[2]	0	[3]
Selling and general expenses	2	[1]	2	[2]	4	[3]
Other operating income and expenses	(19)	[1]	(8)	[2]	(18)	[3]
Share of profit/(loss) from investments accounted for using the equity method	0	[1]	0	[2]	0	[3]
Net income attributable to non-controlling interests	0	[1]	0	[2]	0	[3]
Business operating income	€ (14)	[1]	€ (11)	[2]	€ (15)	[3]

[1]	(a) The “Other” column reconciles segmental results to the total per the consolidated financial statements.
[2]	(a) The “Other” column reconciles segmental results to the total per the consolidated financial statements.
[3]	(a) The “Other” column reconciles segmental results to the total per the consolidated financial statements.